Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Biotechnology Portfolio
May 31, 2023
BIO-NPRT1-0723
1.802156.119
Common Stocks - 98.5%
	Shares	Value ($)
Biotechnology - 90.8%
Biotechnology - 90.8%
AbbVie, Inc.	4,422,938	610,188,523
Absci Corp. (a)(b)	992,700	1,886,130
Acelyrin, Inc. (a)	81,714	1,479,023
Acelyrin, Inc.	1,206,226	19,649,422
Acelyrin, Inc. rights (a)(c)	146,574	2,268,306
Adverum Biotechnologies, Inc. (a)(b)(d)	7,472,259	9,190,879
Aerovate Therapeutics, Inc. (a)(b)	354,451	5,759,829
Aldeyra Therapeutics, Inc. (a)	784,037	7,440,511
Alector, Inc. (a)	1,861,922	13,852,700
Alkermes PLC (a)	469,736	13,589,462
Allena Pharmaceuticals, Inc. (a)	93,683	19
Allogene Therapeutics, Inc. (a)(b)	1,267,385	6,653,771
Allovir, Inc. (a)(b)	852,383	3,213,484
Alnylam Pharmaceuticals, Inc. (a)	843,648	156,083,316
Alpine Immune Sciences, Inc. (a)	280,700	2,795,772
ALX Oncology Holdings, Inc. (a)	1,280,549	8,541,262
Ambrx Biopharma, Inc. ADR (a)(b)	1,361,508	20,095,858
Amgen, Inc.	6,132	1,353,026
Amicus Therapeutics, Inc. (a)	2,142,701	24,126,813
AnaptysBio, Inc. (a)(b)	289,228	5,524,255
Annexon, Inc. (a)	1,321,916	3,952,529
Apellis Pharmaceuticals, Inc. (a)(b)	1,122,579	96,373,407
Applied Therapeutics, Inc. (a)(b)	2,639,536	3,405,001
Arcellx, Inc. (a)	1,359,901	60,039,629
Arcturus Therapeutics Holdings, Inc. (a)(b)	831,630	22,736,764
Arcus Biosciences, Inc. (a)(b)	3,193,396	65,592,354
Arcutis Biotherapeutics, Inc. (a)(b)	756,674	5,682,622
Argenx SE ADR (a)	329,247	127,978,309
Arrowhead Pharmaceuticals, Inc. (a)	1,043,532	35,907,936
Ars Pharmaceuticals, Inc. (a)(b)	1,062,883	7,397,666
Ascendis Pharma A/S sponsored ADR (a)	659,409	57,348,801
Astria Therapeutics, Inc. (a)	674,298	7,376,820
aTyr Pharma, Inc. (a)(b)	2,258,063	5,125,803
Aura Biosciences, Inc. (a)	356,492	4,035,489
Avidity Biosciences, Inc. (a)	344,450	3,658,059
Axcella Health, Inc. (a)(b)	1,661,354	650,919
Beam Therapeutics, Inc. (a)(b)	1,098,650	35,046,935
BeiGene Ltd. ADR (a)	37,198	8,218,154
Bicycle Therapeutics PLC ADR (a)	287,147	6,885,785
BioCryst Pharmaceuticals, Inc. (a)(b)	2,682,281	22,182,464
Biogen, Inc. (a)	643,636	190,780,147
Biohaven Ltd. (a)(b)	2,606,283	45,636,015
BioInvent International AB (a)	117,443	238,635
BioMarin Pharmaceutical, Inc. (a)	397,336	34,544,392
Biomea Fusion, Inc. (a)(b)	392,829	13,340,473
BioNTech SE ADR	60,750	6,383,610
BioXcel Therapeutics, Inc. (a)(b)	274,527	4,925,014
Blueprint Medicines Corp. (a)	1,016,008	57,424,772
BridgeBio Pharma, Inc. (a)(b)	1,532,918	21,031,635
Candel Therapeutics, Inc. (a)(b)	602,870	910,334
Celldex Therapeutics, Inc. (a)	755,200	24,015,360
Centessa Pharmaceuticals PLC ADR (a)(b)	2,611,233	11,776,661
Century Therapeutics, Inc. (a)	596,418	1,896,609
Cerevel Therapeutics Holdings (a)	947,780	30,897,628
Chinook Therapeutics, Inc. (a)	261,381	6,322,806
Chinook Therapeutics, Inc. rights (a)(c)	115,821	1
Codiak Biosciences, Inc. (a)(b)	448,539	4,934
Codiak Biosciences, Inc. warrants 9/15/27 (a)	46,000	0
Compass Therapeutics, Inc. (a)(b)	1,412,800	4,097,120
Crinetics Pharmaceuticals, Inc. (a)(b)	1,080,483	23,586,944
CRISPR Therapeutics AG (a)(b)	252,322	16,158,701
Cyclerion Therapeutics, Inc. (a)	41,864	182,108
Cyclerion Therapeutics, Inc. (a)(e)	4,740	20,619
Cytokinetics, Inc. (a)(b)	1,199,771	45,219,369
Day One Biopharmaceuticals, Inc. (a)	366,445	4,873,719
Denali Therapeutics, Inc. (a)	333,369	10,074,411
Design Therapeutics, Inc. (a)(b)	957,005	5,387,938
Disc Medicine, Inc. (a)(b)	114,190	4,239,875
Disc Medicine, Inc. rights (a)(c)	1,555,907	16
Dyne Therapeutics, Inc. (a)	320,713	4,178,890
Enanta Pharmaceuticals, Inc. (a)	137,615	3,231,200
Entrada Therapeutics, Inc. (a)(b)	581,805	6,667,485
EQRx, Inc. (a)	507,567	893,318
EQRx, Inc.:
rights (a)(c)	116,649	36,161
rights (a)(c)	49,993	9,499
Evelo Biosciences, Inc. (a)(b)	1,098,999	150,013
Exact Sciences Corp. (a)	60,900	4,968,222
Exelixis, Inc. (a)	632,234	12,189,472
Fate Therapeutics, Inc. (a)(b)	516,787	2,609,774
FibroGen, Inc. (a)	606,719	10,465,903
Foghorn Therapeutics, Inc. (a)(b)	178,719	1,124,143
Fusion Pharmaceuticals, Inc. (a)	1,142,702	5,827,780
Fusion Pharmaceuticals, Inc. (e)	1,483,000	7,563,300
Generation Bio Co. (a)	137,100	479,850
Geron Corp. (a)	3,753,406	12,273,638
Geron Corp. warrants 12/31/25 (a)	2,100,000	2,276,765
Gilead Sciences, Inc.	1,463,336	112,589,072
Gritstone Bio, Inc. (a)	669,785	1,292,685
Halozyme Therapeutics, Inc. (a)	162,200	5,260,146
Hookipa Pharma, Inc. (a)	1,480,200	1,939,062
Icosavax, Inc. (a)	890,557	8,941,192
Ideaya Biosciences, Inc. (a)(b)	1,094,957	25,008,818
Idorsia Ltd. (a)(b)	1,011,061	8,276,102
IGM Biosciences, Inc. (a)(b)	844,409	10,175,128
Immuneering Corp. (a)(b)	658,185	5,100,934
Immunocore Holdings PLC ADR (a)(b)	256,818	14,171,217
ImmunoGen, Inc. (a)	1,667,123	22,739,558
Incyte Corp. (a)	116,100	7,145,955
Inhibrx, Inc. (a)(b)	210,609	4,983,009
Inozyme Pharma, Inc. (a)	702,996	4,210,946
Insmed, Inc. (a)	329,092	6,262,621
Intellia Therapeutics, Inc. (a)	834,701	31,100,959
Ionis Pharmaceuticals, Inc. (a)(b)	987,777	40,400,079
Iovance Biotherapeutics, Inc. (a)	463,700	4,052,738
iTeos Therapeutics, Inc. (a)	139,700	2,274,316
Janux Therapeutics, Inc. (a)	425,448	4,943,706
Kalvista Pharmaceuticals, Inc. (a)	81,600	795,600
Karuna Therapeutics, Inc. (a)	351,242	79,573,875
Keros Therapeutics, Inc. (a)	400,129	19,150,174
Kinnate Biopharma, Inc. (a)	979,677	4,212,611
Krystal Biotech, Inc. (a)(d)	1,985,122	233,946,628
Kymera Therapeutics, Inc. (a)(b)	814,313	23,973,375
Legend Biotech Corp. ADR (a)	839,216	53,852,491
Lexicon Pharmaceuticals, Inc. (a)	80,371	265,224
Madrigal Pharmaceuticals, Inc. (a)	275,808	76,787,705
Magenta Therapeutics, Inc. (c)(f)	448,100	2,007,488
MannKind Corp. (a)(b)	6,449,301	29,924,757
Merus BV (a)(b)	572,956	12,444,604
Minerva Neurosciences, Inc. (a)	89,000	531,330
Mirati Therapeutics, Inc. (a)(b)	37,548	1,395,284
Moderna, Inc. (a)	687,986	87,862,692
Monte Rosa Therapeutics, Inc. (a)	1,257,805	9,282,601
Moonlake Immunotherapeutics (a)(b)	381,585	10,382,928
Morphic Holding, Inc. (a)(b)	857,637	49,314,128
Natera, Inc. (a)	426,932	20,112,767
Nurix Therapeutics, Inc. (a)(b)	366,646	3,710,458
Nuvalent, Inc. Class A (a)	218,574	9,201,965
Omega Therapeutics, Inc. (a)(b)	817,575	6,205,394
Oragenics, Inc. (a)(e)	2,597	7,739
PepGen, Inc.	410,891	6,155,147
Poseida Therapeutics, Inc. (a)	570,083	1,294,088
Prelude Therapeutics, Inc. (a)	748,056	4,174,152
Prime Medicine, Inc. (b)	53,800	738,136
Protagonist Therapeutics, Inc. (a)	316,785	8,258,585
Prothena Corp. PLC (a)(b)	998,617	66,338,127
PTC Therapeutics, Inc. (a)	1,118,544	46,945,292
Rallybio Corp. (a)(b)	1,550,692	11,102,955
RAPT Therapeutics, Inc. (a)	896,800	17,962,904
Recursion Pharmaceuticals, Inc. (a)(b)	89,200	782,284
Regeneron Pharmaceuticals, Inc. (a)	247,548	182,086,407
Regulus Therapeutics, Inc. (a)(b)(d)	2,205,269	2,866,850
Relay Therapeutics, Inc. (a)(b)	269,689	3,004,335
Repare Therapeutics, Inc. (a)(b)	77,660	823,973
Replimune Group, Inc. (a)	1,121,714	21,301,349
Revolution Medicines, Inc. (a)	564,235	14,066,379
Rezolute, Inc. (a)(b)	26,700	56,871
Rhythm Pharmaceuticals, Inc. (a)(b)	696,903	11,610,404
Rocket Pharmaceuticals, Inc. (a)	223,736	4,682,794
Roivant Sciences Ltd. (a)	4,257,910	38,704,402
Sage Therapeutics, Inc. (a)	1,085,353	53,724,974
Sarepta Therapeutics, Inc. (a)	228,299	28,217,756
Scholar Rock Holding Corp. (a)(b)	1,693,925	9,858,644
Scholar Rock Holding Corp. warrants 12/31/25 (a)(e)	17,850	27,902
Selecta Biosciences, Inc. (a)	1,889,454	2,229,556
Sensorion SA (a)(b)	1,689,742	478,634
Seres Therapeutics, Inc. (a)(b)	854,347	4,229,018
Shattuck Labs, Inc. (a)	110,936	289,543
SpringWorks Therapeutics, Inc. (a)(b)	463,611	12,693,669
SpringWorks Therapeutics, Inc. (e)	54,800	1,350,382
Stoke Therapeutics, Inc. (a)	146,536	1,641,203
Tango Therapeutics, Inc. (a)	1,063,788	2,872,228
Taysha Gene Therapies, Inc. (a)(b)	811,647	567,260
Tenaya Therapeutics, Inc. (a)(b)	2,081,279	14,985,209
TG Therapeutics, Inc. (a)(b)	1,888,865	50,300,475
Travere Therapeutics, Inc. (a)	167,028	2,988,131
Twist Bioscience Corp. (a)(b)	298,525	4,522,654
Tyra Biosciences, Inc. (a)	301,101	4,356,931
Ultragenyx Pharmaceutical, Inc. (a)	826,251	40,783,749
uniQure B.V. (a)	255,608	4,930,678
United Therapeutics Corp. (a)	265,269	55,637,520
Vaxcyte, Inc. (a)	1,371,380	67,910,738
Vera Therapeutics, Inc. (a)	595,468	4,972,158
Vertex Pharmaceuticals, Inc. (a)	767,162	248,230,608
Verve Therapeutics, Inc. (a)(b)	365,293	5,654,736
Vigil Neuroscience, Inc. (a)(b)	95,973	959,730
Viking Therapeutics, Inc. (a)	451,052	9,905,102
Viridian Therapeutics, Inc. (a)	260,700	6,212,481
Vor Biopharma, Inc. (a)(b)	1,114,702	5,239,099
Werewolf Therapeutics, Inc. (a)	2,100	6,699
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	10
Xencor, Inc. (a)	191,643	5,193,525
Xenon Pharmaceuticals, Inc. (a)	961,033	37,028,601
Zealand Pharma A/S (a)	703,933	26,938,132
Zentalis Pharmaceuticals, Inc. (a)	638,433	16,624,795
		4,362,531,091
Consumer Staples Distribution & Retail - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)(e)	2,777	670
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
Alpha Tau Medical Ltd. Class A (a)(b)	362,046	1,444,564
Novocure Ltd. (a)	11,113	798,025
		2,242,589
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
23andMe Holding Co. Class A (a)(b)	814,674	1,564,174
Health Care Technology - 0.4%
Health Care Technology - 0.4%
Akili, Inc. (a)(b)	1,500	1,755
Schrodinger, Inc. (a)(b)	539,101	18,032,928
		18,034,683
Pharmaceuticals - 7.3%
Pharmaceuticals - 7.3%
Adimab LLC (a)(c)(e)(g)	1,954,526	77,887,861
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(c)	8,274,568	9,267,516
Amylyx Pharmaceuticals, Inc. (a)(b)	115,100	2,841,819
Aradigm Corp. (a)(c)	11,945	549
Aradigm Corp. (a)(c)	148,009	6,808
Arvinas Holding Co. LLC (a)	244,716	5,342,150
Atea Pharmaceuticals, Inc. (a)	66,800	266,532
Axsome Therapeutics, Inc. (a)(b)	378,073	27,894,226
Corcept Therapeutics, Inc. (a)	88,400	2,076,516
DICE Therapeutics, Inc. (a)	408,046	12,898,334
Edgewise Therapeutics, Inc. (a)	894,385	9,051,176
Enliven Therapeutics, Inc. (a)(b)	224,900	4,115,670
Fulcrum Therapeutics, Inc. (a)(b)	2,029,597	5,520,504
GH Research PLC (a)(b)	654,224	7,327,309
Harmony Biosciences Holdings, Inc. (a)	124,525	4,306,075
Ikena Oncology, Inc. (a)	798,227	5,148,564
Intra-Cellular Therapies, Inc. (a)	172,202	10,225,355
Longboard Pharmaceuticals, Inc. (a)	851,171	5,898,615
Nuvation Bio, Inc. (a)	2,927,126	4,741,944
OptiNose, Inc. (a)(b)	794,031	992,539
OptiNose, Inc. warrants (a)	91,712	28,259
Pharvaris BV (a)	353,507	3,022,485
Pliant Therapeutics, Inc. (a)	254,631	5,507,669
Reata Pharmaceuticals, Inc. (a)(b)	229,417	20,659,001
Structure Therapeutics, Inc. ADR	301,997	9,663,904
Terns Pharmaceuticals, Inc. (a)	1,081,349	11,473,113
Theseus Pharmaceuticals, Inc. (a)(b)	804,440	5,856,323
UCB SA	436,877	38,068,032
Ventyx Biosciences, Inc. (a)	821,752	28,325,791
Verona Pharma PLC ADR (a)	938,853	20,204,117
Verrica Pharmaceuticals, Inc. (a)(b)	1,162,976	6,594,074
WAVE Life Sciences (a)(b)	970,833	3,844,499
		349,057,329
TOTAL COMMON STOCKS (Cost $3,559,709,350)		4,733,430,536

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
Biotechnology - 1.2%
Biotechnology - 1.2%
ElevateBio LLC Series C (a)(c)(e)	216,600	909,720
Korro Bio, Inc.:
Series B1 (a)(c)(e)	957,854	2,116,857
Series B2 (a)(c)(e)	899,280	2,023,380
National Resilience, Inc. Series B (a)(c)(e)	732,064	44,458,247
SalioGen Therapeutics, Inc. Series B (a)(c)(e)	94,461	6,368,561
		55,876,765
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Scorpion Therapeutics, Inc. Series B (a)(c)(e)	3,099,905	5,486,832
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (a)(c)(e)	8,274,568	83
Aristea Therapeutics, Inc. Series B (a)(c)(e)	836,400	4,608,564
		4,608,647
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $38,020,306)		65,972,244

Money Market Funds - 9.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	9,635,380	9,637,307
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	429,938,011	429,981,005
TOTAL MONEY MARKET FUNDS (Cost $439,584,978)		439,618,312

TOTAL INVESTMENT IN SECURITIES - 109.0% (Cost $4,037,314,634)	5,239,021,092
NET OTHER ASSETS (LIABILITIES) - (9.0)%	(433,288,320)
NET ASSETS - 100.0%	4,805,732,772

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,830,717 or 3.2% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	31,384,801

Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

Aristea Therapeutics, Inc. Series B	10/06/20	4,611,659

Cyclerion Therapeutics, Inc.	4/02/19	1,404,026

ElevateBio LLC Series C	3/09/21	908,637

Fusion Pharmaceuticals, Inc.	2/13/23	5,042,200

Korro Bio, Inc. Series B1	12/17/21	2,499,999

Korro Bio, Inc. Series B2	12/17/21	2,499,998

MedAvail Holdings, Inc.	7/02/12	416,675

National Resilience, Inc. Series B	12/01/20	9,999,994

Oragenics, Inc.	7/31/12	2,337,087

SalioGen Therapeutics, Inc. Series B	12/10/21	10,000,019

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	7,500,000

SpringWorks Therapeutics, Inc.	9/07/22	1,425,348

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	16,575,392	212,350,836	219,288,921	165,989	-	-	9,637,307	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	353,621,750	420,034,591	343,675,336	1,570,139	307	(307)	429,981,005	1.5%
Total	370,197,142	632,385,427	562,964,257	1,736,128	307	(307)	439,618,312

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Adverum Biotechnologies, Inc.	5,380,026	-	-	-	-	3,810,853	9,190,879
Applied Therapeutics, Inc.	2,665,931	-	-	-	-	739,070	-
Krystal Biotech, Inc.	171,824,409	-	9,387,317	-	942,317	70,567,219	233,946,628
Regulus Therapeutics, Inc.	2,941,300	13,758	-	-	-	(88,208)	2,866,850
Total	182,811,666	13,758	9,387,317	-	942,317	75,028,934	246,004,357

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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